SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail textuals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated loss from operations	$ (1,082,037)	$ (420,522)		$ (139,720)
Cash and cash equivalents	377,120	191,660	$ 1,996	$ 2,354	$ 2,420
Checks drawn in excess of bank balance	$ 21,605	$ 407